Portfolio Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 81,327	$ 74,514
Commercial Real Estate	198,936	191,686
Residential	75,853	76,154
Installment	12,473	14,367
Total	368,589	356,721
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	78,652	71,302
Commercial Real Estate	195,063	187,255
Residential	75,853	76,154
Installment	12,167	14,041
Total	361,735	348,752
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	20	64
Commercial Real Estate	3,066	3,253
Residential	0	0
Installment	0	0
Total	3,086	3,317
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	2,655	3,148
Commercial Real Estate	807	1,178
Residential	0	0
Installment	306	326
Total	3,768	4,652
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	0
Commercial Real Estate	0	0
Residential	0	0
Installment	0	0
Total	$ 0	$ 0